Share and Other Capital (Details Narrative) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Sep. 20, 2019 USD ($) shares	Apr. 30, 2019 USD ($) shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Employee shares	Sep. 30, 2018 USD ($)
Statement Line Items [Line Items]
Issuance of common shares and warrants | $			$ 4,988		$ 4,988
Transaction costs | $			$ (786)		$ (786)
Number of common shares sold | shares	3,325,000	191,650
Stock options, shares | shares		87,850
Deferred share units | shares		23,000	53,000		53,000
Warrants exercised | shares		87,700
Gross proceeds of warrants | $		$ 314
Common stock shares exercised | Employee					37,100
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Issuance of common shares and warrants | $	$ 4,988
Transaction costs | $	$ (786)
Combined purchase price, description	The combined purchase price for one common share and one warrant was $1.50.
Number of common shares sold | shares	3,325,000